Income and Expenses - Summary of Changes in Contract Liabilities and Unearned Revenues Accounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities [abstract]
Balances at beginning of the years	₱ 16,067	₱ 18,895
Deferred during the year	110,987	123,975
Recognized as revenue during the year	(112,725)	(126,803)
Balances at end of the years	₱ 14,329	₱ 16,067